Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of outstanding warrants to purchase Series B convertible preferred stock
	Number of shares	Exercise price		Expiration date
Dragasac Warrant	8,495,796	$5.20	*	March 16, 2025
March 2020 Series B Warrants	17,280,109	$5.79		March 16, 2025
	25,775,905

	Number of shares	Exercise price		Expiration date
Dragasac Warrant	8,495,796	$5.20	*	March 16, 2025
March 2020 Series B Warrants	17,280,109	$5.79		March 16, 2025
	25,775,905